Income Taxes - Schedule of Earnings before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. loss before taxes	$ (110,363)	$ (99,125)	$ (24)
Foreign income before taxes	667,815	546,882	537,069
Income before taxes	$ 557,452	$ 447,757	$ 537,045